Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning	¥ 10,236		¥ 12,697
Additions (Note 8)			10,236
Impairment	0		(12,565)	¥ (147,296)
Translation adjustments			(132)
Balance at the end	¥ 10,236	$ 1,606	10,236	12,697
Impairment loss			¥ 16,893	¥ 254,683